Consolidated Balance Sheets (Restated) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,115,262	$ 827,786
Short-term investments	15,000
Accounts receivable (Note 4)	7,647	33,289
Due from related parties (Note 23)	1,533	1,100
Inventories (Note 5)	328,853	159,049
Prepaid expenses	59,898	57,901
Current assets held for sale (Notes 3, 28 and 29 (b))	86,837	189,063
TOTAL CURRENT ASSETS	1,615,030	1,268,188
LONG-TERM INVESTMENTS (Note 6)	64,592	87,570
OTHER LONG-TERM INVESTMENTS (Note 7)	270,612	317,325
INVENTORIES (Note 5)	67,897
PROPERTY, PLANT AND EQUIPMENT (Note 9)	6,794,349	4,272,433
DEFERRED INCOME TAXES (Note 14)	48,510	34,589
OTHER ASSETS	31,406	26,083
NON-CURRENT ASSETS HELD FOR SALE (Notes 3, 28 and 29 (b))	197,713	135,031
TOTAL ASSETS	9,090,109	6,141,219
LIABILITIES
Accounts payable and accrued liabilities (Note 10)	738,655	646,815
Payable to related parties (Note 23)	185,462	28,087
Amounts due under credit facilities (Note 11)		44,884
Interest payable on long-term debt (Note 12 and 13)	31,406	10,808
Interim funding facility (Note 13 (a))	1,799,004
Current liabilities held for sale (Notes 3, 28 and 29 (b))	25,231	36,747
TOTAL CURRENT LIABILITIES	2,779,758	767,341
CONVERTIBLE CREDIT FACILITY (Note 12)	102,473	141,853
INTERIM FUNDING FACILITY (Note 13 (a))		400,655
PAYABLE TO RELATED PARTIES (Note 23)		56,783
DEFERRED INCOME TAXES (Note 14)		9,619
ASSET RETIREMENT OBLIGATIONS (Note 15)	96,698	20,711
NON-CURRENT LIABILITIES HELD FOR SALE (Notes 3, 28 and 29 (b))	30,214	30,505
TOTAL LIABILITIES	3,009,143	1,427,467
COMMITMENTS AND CONTINGENCIES (Note 25)
EQUITY
SHARE CAPITAL (Note 16)	9,145,394	6,819,367
ADDITIONAL PAID-IN CAPITAL	1,520,745	1,389,721
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Note 17)	12,849	(2,300)
DEFICIT	(4,608,549)	(3,508,076)
TOTAL TURQUOISE HILL RESOURCES LTD. SHAREHOLDERS' EQUITY	6,070,439	4,698,712
NONCONTROLLING INTERESTS (Note 18)	10,527	15,040
TOTAL EQUITY	6,080,966	4,713,752
TOTAL LIABILITIES AND EQUITY	$ 9,090,109	$ 6,141,219